PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		£ 12,300
Ending Balance		13,104	£ 12,300
Expenditure on investment properties (see below)		73	143
Change in fair value of investment properties (note 7)		108	(139)	£ (230)
Investment property [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		3,770
Ending Balance		3,553	3,770
Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,000
Ending Balance		979	1,000
Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		2,709
Ending Balance		2,464	2,709
Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		4,821
Ending Balance		4,439	4,821
Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	[1]
Ending Balance	[1]	1,669
Gross carrying amount [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		18,463
Ending Balance		18,578	18,463
Exchange and other adjustments		20
Additions		2,532
Expenditure on investment properties (see below)		73
Change in fair value of investment properties (note 7)		(108)
Disposals		(2,402)
Gross carrying amount [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		16,747	17,086
Ending Balance			16,747	17,086
Exchange and other adjustments			5
Additions			2,346
Expenditure on investment properties (see below)			143
Change in fair value of investment properties (note 7)			139
Disposals			(2,972)
Gross carrying amount [member] | Increase (decrease) due to changes in accounting policy [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Adjustment on adoption of IFRS 16 (note 55)			1,716
Gross carrying amount [member] | Investment property [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		3,770
Ending Balance		3,553	3,770
Exchange and other adjustments		16
Expenditure on investment properties (see below)		73
Change in fair value of investment properties (note 7)		(108)
Disposals		(198)
Gross carrying amount [member] | Investment property [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		3,770	3,699
Ending Balance			3,770	3,699
Expenditure on investment properties (see below)			143
Change in fair value of investment properties (note 7)			139
Disposals			(211)
Gross carrying amount [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,216
Ending Balance		1,095	1,216
Exchange and other adjustments		3
Additions		121
Disposals		(245)
Gross carrying amount [member] | Buildings [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,216	1,791
Ending Balance			1,216	1,791
Additions			72
Disposals			(647)
Gross carrying amount [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		5,007
Ending Balance		5,296	5,007
Exchange and other adjustments		5
Additions		522
Disposals		(238)
Gross carrying amount [member] | Other property, plant and equipment [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		5,007	5,068
Ending Balance			5,007	5,068
Exchange and other adjustments			(6)
Additions			519
Disposals			(574)
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		6,754
Ending Balance		6,749	6,754
Exchange and other adjustments		(4)
Additions		1,693
Disposals		(1,694)
Gross carrying amount [member] | Property, plant and equipment subject to operating leases [member] | Previously stated [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		6,754	6,528
Ending Balance			6,754	6,528
Exchange and other adjustments			11
Additions			1,755
Disposals			(1,540)
Gross carrying amount [member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	[1]	1,716
Ending Balance	[1]	1,885	1,716
Exchange and other adjustments	[1]
Additions	[1]	196
Expenditure on investment properties (see below)	[1]
Change in fair value of investment properties (note 7)	[1]
Disposals	[1]	(27)
Gross carrying amount [member] | Right-of-use assets [member] | Increase (decrease) due to changes in accounting policy [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Adjustment on adoption of IFRS 16 (note 55)	[1]		1,716
Accumulated depreciation, amortisation and impairment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		4,447	4,359
Ending Balance		5,474	4,447	4,359
Exchange and other adjustments		(36)	(1)
Depreciation charge for the year		2,064	1,852
Disposals		(1,001)	(1,763)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		216	728
Ending Balance		116	216	728
Exchange and other adjustments			1
Depreciation charge for the year		125	121
Disposals		(225)	(634)
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		2,298	2,125
Ending Balance		2,832	2,298	2,125
Exchange and other adjustments		(1)	(8)
Depreciation charge for the year		715	715
Disposals		(180)	(534)
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment subject to operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance		1,933	1,506
Ending Balance		2,310	1,933	£ 1,506
Exchange and other adjustments		(36)	6
Depreciation charge for the year		1,008	1,016
Disposals		(595)	£ (595)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Ending Balance	[1]	216
Exchange and other adjustments	[1]	1
Depreciation charge for the year	[1]	216
Disposals	[1]	£ (1)

[1]	Primarily premises.